Summary of Significant Accounting Policies - Multi-client Data Library Costs and Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Multi-client data library capitalized income	$ 6,100	$ 8,300	$ 2,100
Multi Client Data Creation Cost [Abstract]
Gross costs of multi-client data creation	899,273	849,522
Less accumulated amortization	(647,435)	(611,651)
Less impairments to multi-client data library	(119,601)	(119,202)
Total	$ 132,237	$ 118,669